SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

STEVEN B. BOEHM

DIRECT LINE: 202.383.0176

E-mail: steven.boehm@sutherland.com

March 17, 2015

Via Edgar

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Fifth Street Senior Floating Rate Corp. – Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of Fifth Street Senior Floating Rate Corp. (the “Company”), we are transmitting herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), an initial Registration Statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to a shelf offering of the Company’s securities under Rule 415 of the Securities Act.

Please let us know if you would like a courtesy copy of the Registration Statement. If you have any questions or comments regarding the Registration Statement, please do not hesitate to contact the undersigned at (202) 383-0176 or Harry Pangas at (202) 383-0805.

Sincerely,

/s/ Steven B. Boehm